UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi–Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JANUARY 31, 2008

Legg Mason Partners

Core Bond Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the six-month reporting period ended January 31, 2008, it weakened significantly as the period progressed. After U.S. gross domestic product (“GDP”)i growth was a tepid 0.6% in the first quarter of 2007, the economy then rebounded during the next six months. Second quarter 2007 GDP growth was a solid 3.8% and third quarter GDP growth accelerated to 4.9%, its strongest showing in four years. However, continued weakness in the housing market and an ongoing credit crunch took their toll on the economy during the last three months of 2007. During this period, the preliminary estimate for GDP growth was 0.6%. Recently, there have been additional signs of an economic slowdown, leading some to believe that the U.S. may be headed for a recession. The U.S. Commerce Department reported that consumer spending rose an anemic 0.3% in December 2007, the weakest growth rate in 15 months. Elsewhere, the U.S. Department of Labor estimated that non-farm payroll employment fell 22,000 in January 2008, the first monthly decline in more than four years.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates in October and December 2007, bringing the federal funds rate to 4.25% at the end of 2007. In January 2008, the Fed continued to aggressively ease monetary policy in an attempt to ward off a recession. In a surprise move, the Fed cut the federal funds rate on January 22, 2008 by 0.75% to 3.50%. The Fed again lowered the federal funds rate during its meeting on January 30, 2008, bringing it to 3.00%, its lowest level since May 2005. In its statement accompanying its latest rate cut, the Fed stated: “Today’s policy action, combined with those taken earlier, should help to promote moderate growth over time and to mitigate the risks to economic activity. However, downside risks to growth remain. The Committee will continue to assess the

Legg Mason Partners Core Bond Fund	I

Letter from the chairman continued

effects of financial and other developments on economic prospects and will act in a timely manner as needed to address those risks.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended January 31, 2008, two-year Treasury yields fell from 4.56% to 2.17%. Over the same time, 10-year Treasury yields fell from 4.78% to 3.67%. The U.S. yield curveiv steepened during the reporting period. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 6.82%.

Increased investor risk aversion in November 2007 and again at the end of the reporting period caused the high-yield bond market to post only a modest gain for the six months ended January 31, 2008. During that period, the Citigroup High Yield Market Indexvi returned 1.26%. While high-yield bond prices rallied several times during the period, several flights to quality dragged down the sector, despite continued low default rates.

Despite increased investor risk aversion, emerging markets debt generated strong results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii returned 7.15% over the six months ended January 31, 2008. Overall solid demand, an expanding global economy, increased domestic spending and the Fed’s numerous rate cuts supported the emerging market debt asset class.

II	Legg Mason Partners Core Bond Fund

Performance review

For the six months ended January 31, 2008, Class A shares of Legg Mason Partners Core Bond Fund, excluding sales charges, returned 4.31%. The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index, returned 6.82% over the same time frame. The Lipper Intermediate Investment Grade Debt Funds Category Average1 increased 5.13% for the same period.

PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)
6 MONTHS
Core Bond Fund — Class A Shares	4.31%
Lehman Brothers U.S. Aggregate Index	6.82%
Lipper Intermediate Investment Grade Debt Funds Category Average[1]	5.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 3.99%, Class C shares returned 4.16% and Class R shares returned 4.29% over the six months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

The 30-Day SEC Yields for the period ended January 31, 2008 for Class A, B, C and R shares were 4.16%, 3.72%, 3.87% and 4.13%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated December 1, 2007, the gross total operating expenses for Class A, Class B, Class C and Class R shares were 0.96%, 1.52%, 1.42% and 1.42%, respectively.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 580 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Core Bond Fund	III

Letter from the chairman continued

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 7, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund is subject to fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in foreign issuers may involve additional risks compared to investments in securities of U.S. issuers, including currency fluctuations and changes in political and economic conditions. Convertible securities are subject to both the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vii

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

IV	Legg Mason Partners Core Bond Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — January 31, 2008

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	4.31%	$1,000.00	$1,043.10	0.90%	$4.62
Class B	3.99	1,000.00	1,039.90	1.51	7.74
Class C	4.16	1,000.00	1,041.60	1.37	7.03
Class R	4.29	1,000.00	1,042.90	1.11	5.70

[1]	For the six months ended January 31, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,020.61	0.90%	$4.57
Class B	5.00	1,000.00	1,017.55	1.51	7.66
Class C	5.00	1,000.00	1,018.25	1.37	6.95
Class R	5.00	1,000.00	1,019.56	1.11	5.63

[1]	For the six months ended January 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	3

Schedule of investments

January 31, 2008 (unaudited)

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES — 21.3%
	Aerospace & Defense — 0.0%
$20,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35[a]	$18,995
	Airlines — 0.4%
	Delta Air Lines Inc., Pass-Through Certificates:
548,480	6.619% due 3/18/11[a]	540,253
300,000	6.821% due 8/10/22[a,b]	288,780
	JetBlue Airways Corp.:
263,118	5.933% due 8/15/16[a,c]	261,803
300,000	5.319% due 11/15/16[a,c]	234,000
	Total Airlines	1,324,836
	Automobiles — 0.1%
	DaimlerChrysler North America Holding Corp.:
50,000	7.200% due 9/1/09[a]	52,309
95,000	Notes, 4.050% due 6/4/08[a]	95,144
	Total Automobiles	147,453
	Capital Markets — 2.0%
	Bear Stearns Co. Inc.:
730,000	Senior Notes, 6.400% due 10/2/17[a]	694,207
450,000	Subordinated Notes, 5.550% due 1/22/17[a]	394,476
30,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12[a,c,d]	23,234
	Goldman Sachs Group Inc.:
20,000	5.450% due 11/1/12[a]	20,950
570,000	Notes, 4.500% due 6/15/10[a]	581,550
	Kaupthing Bank HF:
270,000	5.067% due 4/12/11[a,b,c,e]	239,615
1,030,000	Notes, 5.750% due 10/4/11[a,b]	933,796
440,000	Subordinated Notes, 7.125% due 5/19/16[a,b]	368,418
130,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12[a,c,d]	100,515
	Lehman Brothers Holdings Inc.:
45,000	5.250% due 2/6/12[a]	44,856
1,710,000	Medium-Term Notes, 6.691% due 9/15/22[a,c]	1,646,049
190,000	Senior Notes, Medium-Term Notes, 6.200% due 9/26/14[a]	195,805
750,000	Subordinated Notes, 6.500% due 7/19/17[a]	767,848
	Morgan Stanley:
	Medium-Term Notes:
110,000	5.625% due 1/9/12[a]	113,445
180,000	4.401% due 10/18/16[a,c]	162,201
30,000	Notes, 3.625% due 4/1/08[a]	29,979
	Total Capital Markets	6,316,944

See Notes to Financial Statements.

4	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	Commercial Banks — 2.4%
$880,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12[a,c,d]	$714,551
160,000	Eksportfinans A/S, 5.500% due 5/25/16[a]	174,904
	Glitnir Banki HF:
	Notes:
130,000	6.330% due 7/28/11[a,b]	123,393
290,000	6.375% due 9/25/12[a,b]	275,548
350,000	Subordinated Bonds, 7.451% due 9/14/16[a,b,c,d]	306,383
420,000	Subordinated Notes, 6.693% due 6/15/16[a,b,c]	389,144
130,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14[a,b,c,d]	123,451
930,000	Landsbanki Islands HF, 6.100% due 8/25/11[a,b]	902,532
10,000	Rabobank Capital Funding II, 5.260% due 12/31/13[a,b,c,d]	9,499
20,000	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 10/21/16[a,b,c,d]	18,373
140,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15[a,b,c,d]	139,076
	Royal Bank of Scotland Group PLC:
250,000	Bonds, 6.990% due 10/5/17[a,b,c,d]	250,499
200,000	Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17[a,c,d]	205,190
700,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17[a,b]	665,000
350,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16[a,b,c]	360,466
200,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16[a,b,c,d]	169,176
690,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36[a,c]	585,274
1,420,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11[a,c,d]	1,122,551
170,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17	170,980
640,000	Wells Fargo Bank NA, Subordinated Notes, 5.950% due 8/26/36	629,920
360,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	330,944
	Total Commercial Banks	7,666,854
	Commercial Services & Supplies — 0.2%
635,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12	689,455
	Consumer Finance — 3.4%
330,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66[a,c]	322,441
180,000	American General Finance Corp., Medium-Term Notes, 6.900% due 12/15/17[a]	184,624

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	Consumer Finance — 3.4% continued
	Ford Motor Credit Co.:
$230,000	Bonds, 7.375% due 2/1/11[a]	$210,201
	Notes:
190,000	6.625% due 6/16/08[a]	189,664
4,420,000	7.375% due 10/28/09[a]	4,258,201
210,000	Senior Notes, 7.250% due 10/25/11[a]	186,595
4,460,000	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10[a]	4,268,416
	SLM Corp., Medium-Term Notes:
150,000	5.000% due 10/1/13[a]	129,448
150,000	5.375% due 5/15/14[a]	130,298
1,530,000	5.625% due 8/1/33[a]	1,159,003
	Total Consumer Finance	11,038,891
	Diversified Financial Services — 3.4%
280,000	AGFC Capital Trust I, 6.000% due 1/15/67[a,b,c]	261,409
300,000	Aiful Corp., Notes, 5.000% due 8/10/10[a,b]	288,162
563,528	Air 2 US, 8.027% due 10/1/19[a,b]	557,893
	Bank of America Corp.:
130,000	5.375% due 8/15/11[a]	135,322
470,000	Notes, 8.000% due 1/30/18[a,c,d]	489,052
230,000	Citigroup Inc., 5.100% due 9/29/11[a]	236,034
230,000	European Investment Bank, 4.625% due 3/21/12[a]	243,192
	General Electric Capital Corp.:
1,320,000	Medium-Term Notes, 5.450% due 1/15/13[a]	1,385,436
970,000	Subordinated Debentures, 6.375% due 11/15/67[a,c]	1,010,265
300,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67[a,b,c]	289,419
225,000	HSBC Finance Corp., Notes, 4.125% due 11/16/09[a]	225,235
20,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65[a,b,c]	19,264
	JPMorgan Chase & Co.:
160,000	5.150% due 10/1/15[a]	159,175
300,000	Subordinated Notes, 5.125% due 9/15/14[a]	302,295
484,024	Lilacs Repackaging 05-I, 5.138% due 1/15/64[a,b]	487,422
590,000	McGuire Air Force Base/Fort Dix Privatized Military Housing Project, Bonds, 5.611% due 9/15/51[a,b]	523,235
400,000	Merna Reinsurance Ltd., Subordinated Notes, 6.580% due 6/30/12[a,b,c]	395,200
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16[c,d]	95,494
	Residential Capital LLC, Senior Notes:
50,000	7.625% due 11/21/08[a]	38,750

See Notes to Financial Statements.

6	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 3.4% continued
$50,000	6.598% due 4/17/09[a,c]	$34,500
160,000	7.615% due 5/22/09[a,c]	109,600
2,280,000	7.500% due 2/22/11[a]	1,436,400
10,000	8.000% due 6/1/12[a]	6,300
220,000	Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17[a,b,c]	187,000
930,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17[a,b,c,d]	864,788
	TNK-BP Finance SA:
140,000	7.500% due 7/18/16[a,b]	136,150
710,000	Senior Notes, 7.875% due 3/13/18[a,b]	706,450
230,000	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30[a]	269,214
	Total Diversified Financial Services	10,892,656
	Diversified Telecommunication Services — 0.8%
160,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31[a]	193,113
	BellSouth Corp., Notes:
10,000	4.750% due 11/15/12[a]	10,135
370,000	6.875% due 10/15/31[a]	385,372
100,000	British Telecommunications PLC, Notes, 8.625% due 12/15/10[a]	111,541
375,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16[a]	382,013
	Koninklijke KPN NV, Senior Notes:
80,000	8.000% due 10/1/10[a]	86,320
500,000	8.375% due 10/1/30[a]	598,365
90,000	SBC Communications Inc., Notes, 5.100% due 9/15/14[a]	90,542
320,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15[a]	313,060
70,000	Telecom Italia Capital SA, 4.950% due 9/30/14[a]	68,098
35,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12[a]	39,296
310,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12[a]	331,756
	Total Diversified Telecommunication Services	2,609,611
	Electric Utilities — 0.9%
5,000	Cleveland Electric Illuminating Co., 5.700% due 4/1/17[a]	4,978
700,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12[a]	742,064
380,000	Exelon Corp., Bonds, 5.625% due 6/15/35[a]	340,947
	FirstEnergy Corp., Notes:
350,000	6.450% due 11/15/11[a]	369,928
905,000	7.375% due 11/15/31[a]	996,915
	Pacific Gas & Electric Co.:
425,000	First Mortgage Bonds, 6.050% due 3/1/34[a]	423,485
20,000	Senior Unsubordinated Notes, 5.800% due 3/1/37[a]	19,247
	Total Electric Utilities	2,897,564

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	Energy Equipment & Services — 0.3%
$30,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17[a,b]	$30,177
810,000	Transocean Inc., 5.250% due 3/15/13[a]	836,228
	Total Energy Equipment & Services	866,405
	Food & Staples Retailing — 0.6%
780,000	CVS Caremark Corp., 6.943% due 1/10/30[a,b]	810,951
458,660	CVS Lease Pass-Through Trust, 6.036% due 12/10/28[a,b]	440,005
730,000	Wal-Mart Stores Inc., 5.800% due 2/15/18	777,681
	Total Food & Staples Retailing	2,028,637
	Health Care Providers & Services — 0.2%
580,000	Cardinal Health Inc., 5.850% due 12/15/17[a]	601,280
40,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	40,775
	Total Health Care Providers & Services	642,055
	Independent Power Producers & Energy Traders — 0.2%
	TXU Corp., Senior Notes:
230,000	5.550% due 11/15/14[a]	185,121
50,000	6.500% due 11/15/24[a]	37,270
570,000	6.550% due 11/15/34[a]	418,887
	Total Independent Power Producers & Energy Traders	641,278
	Industrial Conglomerates — 0.2%
	Tyco International Group SA:
40,000	Guaranteed Notes, 6.750% due 2/15/11[a]	42,398
	Notes:
10,000	6.125% due 11/1/08[a]	10,125
100,000	6.000% due 11/15/13[a]	103,892
310,000	6.875% due 1/15/29[a]	295,158
75,000	Senior Notes, 6.375% due 10/15/11[a]	79,260
	Total Industrial Conglomerates	530,833
	Insurance — 1.2%
	American International Group Inc.:
610,000	Junior Subordinated Debentures, 6.250% due 3/15/37[a]	534,598
100,000	Medium-Term Notes, 5.850% due 1/16/18[a]	100,447
20,000	ASIF Global Financing XIX, 4.900% due 1/17/13[a,b]	20,046
1,625,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36[a]	1,462,827
1,460,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37[a,c]	1,390,685
	Willis North America Inc.:
350,000	5.125% due 7/15/10	349,483
130,000	Senior Notes, 5.625% due 7/15/15	128,065
	Total Insurance	3,986,151

See Notes to Financial Statements.

8	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	IT Services — 0.0%
$10,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09[a]	$10,428
	Media — 0.7%
	Clear Channel Communications Inc.:
50,000	4.250% due 5/15/09[a]	47,282
15,000	Notes, 5.500% due 9/15/14[a]	11,444
40,000	Senior Notes, 6.250% due 3/15/11[a]	35,665
	Comcast Corp., Notes:
170,000	6.500% due 1/15/15[a]	178,288
110,000	6.500% due 1/15/17[a]	115,146
900,000	5.875% due 2/15/18[a]	900,925
70,000	COX Communications Inc., Notes, 3.875% due 10/1/08[a]	69,926
	News America Inc.:
40,000	6.200% due 12/15/34[a]	38,653
30,000	Notes, 6.650% due 11/15/37[a,b]	30,557
	Time Warner Inc.:
300,000	6.500% due 11/15/36[a]	283,361
85,000	Senior Debentures, 7.700% due 5/1/32[a]	92,651
325,000	Senior Notes, 6.875% due 5/1/12[a]	341,881
	Total Media	2,145,779
	Metals & Mining — 0.3%
	Vale Overseas Ltd., Notes:
650,000	8.250% due 1/17/34[a]	702,170
400,000	6.875% due 11/21/36[a]	372,516
	Total Metals & Mining	1,074,686
	Multi-Utilities — 0.2%
	Dominion Resources Inc.:
30,000	Notes, 4.750% due 12/15/10[a]	30,526
645,000	Senior Notes, 5.700% due 9/17/12[a]	681,529
	Total Multi-Utilities	712,055
	Oil, Gas & Consumable Fuels — 2.4%
5,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31[a]	5,604
	Anadarko Petroleum Corp., Senior Notes:
160,000	5.391% due 9/15/09[a,c]	156,419
55,000	6.450% due 9/15/36[a]	56,267
10,000	Conoco Funding Co., Notes, 6.350% due 10/15/11[a]	10,867
470,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29[a]	539,479
	Gazprom, Loan Participation Notes:
170,000	6.212% due 11/22/16[a,b]	166,175
850,000	Senior Notes, 6.510% due 3/7/22[a,b]	805,375

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 2.4% continued
	Hess Corp.:
$30,000	7.875% due 10/1/29[a]	$35,880
655,000	Notes, 7.300% due 8/15/31[a]	745,780
726,000	Intergas Finance BV, 6.375% due 5/14/17[a,b]	644,325
	Kerr-McGee Corp.:
10,000	6.950% due 7/1/24[a]	10,706
	Notes:
300,000	6.875% due 9/15/11[a]	326,006
820,000	7.875% due 9/15/31[a]	974,671
	Kinder Morgan Energy Partners LP:
30,000	Medium-Term Notes, 6.950% due 1/15/38[a]	31,261
	Senior Notes:
65,000	7.125% due 3/15/12[a]	70,737
35,000	5.000% due 12/15/13[a]	34,834
60,000	6.000% due 2/1/17[a]	60,768
634,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35[a]	651,911
130,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16[a]	134,225
	Williams Cos. Inc.:
160,000	Debentures, 7.500% due 1/15/31	171,200
	Notes:
290,000	7.875% due 9/1/21	321,175
663,000	8.750% due 3/15/32	795,600
300,000	Senior Notes, 7.750% due 6/15/31	327,000
645,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	720,372
	Total Oil, Gas & Consumable Fuels	7,796,637
	Paper & Forest Products — 0.2%
445,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	472,592
	Pharmaceuticals — 0.1%
420,000	Wyeth, 5.950% due 4/1/37	415,658
	Thrifts & Mortgage Finance — 0.4%
	Countrywide Financial Corp.:
600,000	6.250% due 5/15/16[a]	500,691
	Medium-Term Notes:
60,000	3.345% due 5/5/08[a,c]	57,449
160,000	5.076% due 6/18/08[a,c]	150,432
130,000	4.786% due 1/5/09[a,c]	116,095

See Notes to Financial Statements.

10	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	Thrifts & Mortgage Finance — 0.4% continued
$220,000	Washington Mutual Bank, Subordinated Notes, 5.500% due 1/15/13	$204,271
150,000	Washington Mutual Inc., Senior Notes, 5.250% due 9/15/17	124,766
	Total Thrifts & Mortgage Finance	1,153,704
	Tobacco — 0.2%
	Altria Group Inc.:
465,000	Debentures, 7.750% due 1/15/27[a]	598,547
95,000	Notes, 7.000% due 11/4/13[a]	113,300
	Total Tobacco	711,847
	Wireless Telecommunication Services — 0.5%
280,000	America Movil SAB de CV, 5.625% due 11/15/17[a]	275,940
120,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31[a]	151,066
	Sprint Capital Corp.:
30,000	Notes, 8.750% due 3/15/32[a]	29,502
940,000	Senior Notes, 8.375% due 3/15/12[a]	977,844
	Total Wireless Telecommunication Services	1,434,352
	TOTAL CORPORATE BONDS & NOTES (Cost — $70,724,849)	68,226,356
ASSET-BACKED SECURITIES — 5.0%
	Credit Card — 0.3%
1,020,000	Washington Mutual Master Note Trust, 4.266% due 9/16/13[b,c]	1,005,006
	Home Equity — 3.7%
44,319	ABFS Mortgage Loan Trust, 3.876% due 4/25/34[a,b,c]	38,778
276,218	ACE Securities Corp., 3.476% due 6/25/36[a,c]	150,650
2,000,000	Argent Securities Inc., 3.486% due 5/25/36[a,c]	1,954,800
967,977	Bear Stearns Asset-Backed Securities Trust, 3.706% due 12/25/44[a,c]	890,593
47,453	Credit-Based Asset Servicing and Securitization LLC, 6.631% due 1/3/29[a,b,c]	35,590
	GMAC Mortgage Corp. Loan Trust:
593,036	4.126% due 2/25/31[a,b,c]	570,050
1,233,116	3.586% due 11/25/36[a,c]	1,008,933
83,953	IXIS Real Estate Capital Trust, 3.436% due 8/25/36[a,c]	83,485
	Lehman XS Trust:
257,134	3.506% due 6/25/37[a,c]	255,748
360,199	3.446% due 6/25/46[a,c]	351,062
	Morgan Stanley Mortgage Loan Trust:
1,214,312	3.496% due 10/25/46[a,c]	1,212,261
1,556,828	3.546% due 1/25/47[a,c]	1,525,251

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	Home Equity — 3.7% continued
	RAAC:
$324,311	3.646% due 5/25/36[a,b,c]	$269,061
374,043	3.716% due 7/25/37[a,b,c]	372,605
1,541,315	3.726% due 2/25/46[a,b,c]	1,461,768
1,160,000	Renaissance Home Equity Loan Trust, 6.203% due 6/25/37[a,c]	1,078,383
442,585	Terwin Mortgage Trust, 4.750% due 10/25/37[a,c]	399,637
	Total Home Equity	11,658,655
	Student Loan — 1.0%
217,371	Brazos Higher Education Authority Inc., 4.888% due 9/26/16[a,c]	214,856
1,370,438	Countrywide Asset-Backed Certificates, 3.716% due 9/25/35[a,b,c]	1,194,226
1,217,248	JPMorgan Mortgage Acquisition Corp., 3.566% due 5/25/35[a,c]	1,171,564
25,971	MSCC HELOC Trust, 3.566% due 7/25/17[a,c]	21,689
646,477	SLM Student Loan Trust, 3.341% due 10/25/17[a,c]	646,908
48,678	Wachovia Asset Securitization Inc., 3.746% due 9/27/32[a,c]	45,008
	Total Student Loan	3,294,251
	TOTAL ASSET-BACKED SECURITIES (Cost — $16,882,630)	15,957,912
COLLATERALIZED MORTGAGE OBLIGATIONS — 24.1%
1,615,684	American Home Mortgage Assets, 3.586% due 10/25/46[a,c]	1,496,615
1,306,163	Banc of America Alternative Loan Trust, 5.900% due 10/25/36[a,c]	1,317,694
	Banc of America Commercial Mortgage Inc.:
500,000	4.668% due 7/10/43[a]	482,584
370,000	5.889% due 7/10/44[a,c]	378,520
2,300,000	5.372% due 9/10/45[a,c]	2,264,329
	Banc of America Funding Corp.:
229,387	5.813% due 6/20/35[a,c]	228,517
988,935	5.791% due 10/25/36[a,c]	998,959
1,622,316	5.699% due 9/20/46[a,c]	1,631,952
	Banc of America Mortgage Securities Inc.:
585,508	5.185% due 12/25/34[a,c]	586,955
150,517	5.211% due 2/25/35[a,c]	151,434
195,568	Bayview Financial Acquisition Trust, 3.915% due 5/28/44[a,c]	191,661
200,000	Bear Stearns Adjustable Rate Mortgage Trust, 3.544% due 6/25/34[a,c]	199,965
1,912,769	Bear Stearns Mortgage Funding Trust, 3.536% due 12/25/46[a,c]	1,814,810
	Bear Stearns Structured Products Inc.:
621,174	3.635% due 9/26/37[a,b,c]	605,645
5,021,052	5.455% due 9/27/37[a,b,c]	4,882,973

See Notes to Financial Statements.

12	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	Countrywide Alternative Loan Trust:
$150,978	4.250% due 3/25/34[a]	$149,619
844,257	5.255% due 10/25/34[a,c]	786,014
227,622	3.636% due 7/25/35[a,c]	213,445
226,144	3.726% due 9/25/35[a,c]	213,121
1,185,243	3.646% due 1/25/36[a,c]	1,117,840
1,538,028	4.144% due 5/20/46[a,c]	1,404,420
2,432,213	3.566% due 7/25/46[a,c]	2,267,356
1,016,487	3.566% due 8/25/46[a,c]	958,762
1,798,977	5.512% due 11/25/46[a,c]	1,667,633
1,879,268	3.506% due 3/25/47[a,c]	1,765,105
	Countrywide Home Loan Mortgage Pass Through Trust:
194,411	3.666% due 4/25/35[a,c]	181,888
196,891	3.676% due 5/25/35[a,c]	185,153
	Countrywide Home Loans:
137,611	3.676% due 3/25/35[a,c]	131,076
193,075	6.268% due 4/25/35[a,c]	181,473
1,531,637	3.776% due 9/25/35[a,b,c]	1,487,713
	Credit Suisse Mortgage Capital Certificates:
500,000	5.609% due 2/15/39[a,c]	497,905
2,590,000	6.005% due 9/15/39[a,c]	2,632,009
373,502	Downey Savings & Loan Association Mortgage Loan Trust, 5.582% due 4/19/36[a,c]	356,403
360,000	GE Capital Commercial Mortgage Corp., 5.334% due 11/10/45[a,c]	368,820
	Greenpoint Mortgage Funding Trust:
183,199	3.596% due 6/25/45[a,c]	173,328
70,790	3.636% due 10/25/45[a,c]	65,707
1,706,556	3.456% due 2/25/47[a,c]	1,609,314
200,000	GS Mortgage Securities Corp. II, 4.680% due 7/10/39[a]	193,774
	GSMPS Mortgage Loan Trust:
398,422	3.726% due 1/25/35[a,b,c]	353,380
223,002	3.726% due 3/25/35[a,b,c]	220,066
	Harborview Mortgage Loan Trust:
176,254	4.274% due 6/20/35[a,c]	169,428
754,740	4.144% due 11/19/36[a,c]	707,275
2,275,098	4.084% due 3/19/38[a,c]	2,121,499
291,967	6.083% due 6/19/45[a,c]	281,475
1,173,686	Indymac INDA Mortgage Loan Trust, 6.274% due 11/25/37[a,c]	1,217,733

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
$115,564	Indymac Index Mortgage Loan Trust, 5.099% due 9/25/35[a,c]	$112,167
	JPMorgan Chase Commercial Mortgage Securities Corp.:
200,000	4.918% due 10/15/42[a,c]	197,298
100,000	5.472% due 1/12/43[a,c]	101,995
1,630,000	5.420% due 5/15/49[a]	1,601,738
1,950,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43[a]	1,927,740
	LB-UBS Commercial Mortgage Trust:
200,000	4.664% due 7/15/30[a]	194,350
140,000	4.739% due 7/15/30[a]	136,032
770,000	5.347% due 11/15/38[a]	757,454
	Lehman XS Trust:
195,119	3.676% due 12/25/35[a,c]	177,673
1,372,706	3.636% due 2/25/46[a,c]	1,299,869
552,608	Luminent Mortgage Trust, 3.616% due 4/25/36[a,c]	518,514
1,049,623	Mach One Trust Commercial Mortgage Backed Securities, 1.324% due 5/28/40[a,b,c,e]	37,094
617,444	MASTR ARM Trust, 3.576% due 5/25/47[a,c]	581,217
	MASTR Reperforming Loan Trust:
202,353	7.000% due 8/25/34[a,b]	218,244
1,592,225	3.726% due 5/25/35[a,b,c]	1,566,917
117,331	Merrill Lynch Mortgage Investors Inc., 5.278% due 12/25/35[a,c]	119,534
120,000	Merrill Lynch Mortgage Trust, 5.658% due 5/12/39[a,c]	121,808
1,260,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485% due 3/12/51[a,c]	1,244,491
	Morgan Stanley Capital I:
240,000	4.989% due 8/13/42[a]	236,778
1,640,000	5.332% due 12/15/43[a]	1,609,613
500,000	5.692% due 4/15/49[a,c]	500,148
759,375	Morgan Stanley Mortgage Loan Trust, 5.348% due 10/25/34[a,c]	779,582
1,856,356	Mortgage IT Trust, 3.696% due 2/25/35[a,c]	1,760,733
700,000	Nomura Asset Acceptance Corp., 4.976% due 5/25/35[a,c]	687,484
	Prime Mortgage Trust:
886,503	5.500% due 5/25/35[a,b]	887,384
531,128	6.000% due 5/25/35[a,b]	528,423
1,834,694	Residential Accredit Loans Inc., 3.536% due 1/25/37[a,c]	1,669,260
	Structured Asset Mortgage Investments Inc.:
2,050,201	3.586% due 8/25/36[a,c]	1,930,177

See Notes to Financial Statements.

14	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
$666,560	3.556% due 9/25/47[a,c]	$644,433
701,806	Structured Asset Securities Corp., 3.726% due 6/25/35[a,c]	695,682
	Thornburg Mortgage Securities Trust:
279,383	6.220% due 9/25/37[a,c]	283,169
295,470	6.232% due 9/25/37[a,c]	303,010
117,204	3.596% due 7/25/45[a,c]	117,428
296,326	3.606% due 7/25/45[a,c]	296,263
1,349,841	3.646% due 8/25/45[a,c]	1,346,860
2,736,043	3.636% due 10/25/45[a,c]	2,731,761
730,785	3.576% due 12/25/45[a,c]	728,677
	WaMu Mortgage Pass-Through Certificates:
141,820	3.646% due 7/25/45[a,c]	133,386
658,245	5.412% due 6/25/47[c]	624,098
	Washington Mutual Inc.:
650,000	5.256% due 1/25/36[a,c]	665,476
168,661	3.606% due 4/25/45[a,c]	158,919
481,103	3.696% due 8/25/45[a,c]	448,617
247,427	3.666% due 10/25/45[a,c]	231,795
294,627	3.666% due 12/25/45[a,c]	267,583
	Washington Mutual Mortgage Pass-Through Certificates:
764,196	5.503% due 9/25/36[c]	783,949
1,322,815	5.627% due 12/25/36[a,c]	1,332,911
636,470	5.502% due 5/25/47[c]	583,364
56,818	Washington Mutual MSC Mortgage Pass-Through Certificates, 7.000% due 3/25/34	58,475
2,100,000	Wells Fargo Mortgage Backed Securities Trust, 3.541% due 9/25/34[c]	2,105,792
526,260	Zuni Mortgage Loan Trust, 3.506% due 8/25/36[c]	503,828
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $79,768,128)	77,460,540
MORTGAGE-BACKED SECURITIES — 48.7%
	FHLMC — 10.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
144,344	5.000% due 12/1/34[a]	143,877
904,403	5.233% due 1/1/36[a,c]	921,714
709,155	5.907% due 4/1/37[a,c]	729,501
3,100,000	5.570% due 1/1/38[a,c]	3,166,061
	Gold:
231,728	4.500% due 4/1/19[a]	231,701

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	FHLMC — 10.5% continued
$887,841	5.000% due 7/1/20[a]	$900,892
252,983	5.000% due 9/1/35[a]	252,016
503,195	5.500% due 11/1/35[a]	509,811
7,217,656	5.500% due 12/1/36[a]	7,310,886
3,708,291	6.000% due 9/1/37[a]	3,803,167
377,323	6.000% due 10/1/37[a]	386,977
496,079	5.500% due 11/1/37[a]	502,487
6,042,594	6.000% due 12/1/37[a]	6,197,193
796,339	5.500% due 1/1/38[a]	806,486
2,279,741	6.000% due 1/1/38[a]	2,338,068
4,500,000	6.000% due 2/12/38[f]	4,613,202
	STRIPS, IO:
179,446	6.142% due 1/1/37[a,c]	186,215
689,787	5.896% due 2/1/37[a,c]	710,795
	Total FHLMC	33,711,049
	FNMA — 33.1%
	Federal National Mortgage Association (FNMA):
52,587	5.500% due 12/1/17[a]	54,023
19,687	5.500% due 4/1/18[a]	20,230
1,222,416	5.000% due 10/1/20[a]	1,239,926
249,874	6.000% due 8/1/21[a]	258,482
7,700,000	5.500% due 2/19/23[f]	7,886,486
100,000	6.000% due 2/19/23[f]	103,359
75,111	6.000% due 3/1/32[a]	77,397
156,009	6.000% due 11/1/33[a]	160,490
307,285	5.500% due 5/1/34[a]	311,790
18,816	6.000% due 5/1/34[a]	19,343
342,671	5.000% due 8/1/34[a]	341,705
75,634	6.000% due 9/1/34[a]	77,754
475,975	6.000% due 10/1/34[a]	489,316
1,115,391	6.000% due 11/1/34[a]	1,146,656
295,517	5.000% due 3/1/35[a]	294,684
239,510	5.000% due 8/1/35[a]	238,684
447,329	5.500% due 8/1/35[a]	453,591
84,523	4.500% due 9/1/35[a]	82,185
155,945	5.500% due 9/1/35[a]	158,128
71,602	6.000% due 10/1/35[a]	73,560
21,758	6.000% due 12/1/35[a]	22,353
257,997	6.500% due 1/1/36[a]	267,898

See Notes to Financial Statements.

16	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	FNMA — 33.1% continued
$5,746,355	5.000% due 2/1/36[a]	$5,726,558
597,847	5.000% due 3/1/36[a]	595,788
193,881	6.000% due 5/1/36[a]	199,015
27,434	6.000% due 7/1/36[a]	28,203
954,656	6.500% due 8/1/36[a]	991,291
3,076,268	5.792% due 9/1/36[a,c]	3,132,987
1,289,548	6.000% due 9/1/36[a]	1,323,696
395,478	6.500% due 9/1/36[a]	410,654
553,322	6.500% due 10/1/36[a]	574,556
1,283,712	5.500% due 11/1/36[a]	1,301,474
1,057,122	6.500% due 12/1/36[a]	1,097,689
1,765,080	5.500% due 1/1/37[a]	1,789,503
395,264	6.500% due 2/1/37[a]	410,432
990,474	6.000% due 3/1/37[a]	1,016,673
846,113	6.500% due 3/1/37[a]	878,534
198,994	6.000% due 6/1/37[a]	204,257
984,022	5.500% due 8/1/37[a]	997,797
1,377,805	6.500% due 8/1/37[a]	1,430,601
527,684	6.500% due 9/1/37[a]	547,904
207,008	6.500% due 10/1/37[a]	214,940
893,345	6.000% due 12/1/37[a]	916,974
26,700,000	5.000% due 2/12/38[f]	26,587,353
2,480,000	5.500% due 2/12/38[f]	2,512,937
2,200,000	6.000% due 2/12/38[f]	2,257,407
12,690,000	6.500% due 2/12/38[f]	13,171,827
23,600,000	5.000% due 3/12/38[f]	23,463,568
	STRIPS, IO:
315,454	5.500% due 4/1/36[a]	317,765
131,426	5.651% due 12/1/36[a,c]	133,537
	Total FNMA	106,011,960
	GNMA — 5.1%
	Government National Mortgage Association (GNMA):
33,392	6.000% due 11/15/28[a]	34,623
199,493	6.500% due 2/15/32[a]	208,548
421,232	5.000% due 8/15/33[a]	422,792
242,998	6.000% due 12/15/33[a]	251,421
310,760	5.000% due 5/15/34[a]	311,830
1,700,000	5.500% due 2/20/38[a,f]	1,731,345
10,400,000	6.000% due 2/20/38[f]	10,739,622

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	GNMA — 5.1% continued
	Government National Mortgage Association (GNMA) I:
$296,077	6.000% due 3/15/33[a]	$306,424
61,379	5.000% due 9/15/33[a]	61,606
2,223,383	5.500% due 2/15/35[a]	2,268,835
	Total GNMA	16,337,046
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $154,473,457)	156,060,055
MUNICIPAL BOND — 0.0%
	Oregon — 0.0%
100,000	Oregon State, GO, Taxable Pension, 5.892% due 6/1/27[a] (Cost — $105,901)	108,740
SOVEREIGN BONDS — 0.6%
	Mexico — 0.4%
	United Mexican States, Medium-Term Notes, Series A:
4,000	5.625% due 1/15/17[a]	4,138
1,249,000	6.750% due 9/27/34[a]	1,355,477
	Total Mexico	1,359,615
	Russia — 0.2%
465,313	Russian Federation, 7.500% due 3/31/30[a,c]	536,564
	TOTAL SOVEREIGN BONDS (Cost — $1,849,559)	1,896,179
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.5%
	U.S. Government Agencies — 1.9%
900,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17[a,b]	958,554
120,000	Federal Home Loan Bank System (FHLB), 3.875% due 8/22/08[a]	120,739
	Federal Home Loan Mortgage Corp. (FHLMC):
160,000	5.250% due 2/24/11[a]	163,797
600,000	4.650% due 10/10/13[a]	601,603
690,000	5.300% due 5/12/20[a]	702,222
210,000	5.625% due 11/23/35[a]	220,063
180,000	Medium-Term Notes, 5.450% due 11/21/13[a]	183,075
	Federal National Mortgage Association (FNMA):
560,000	4.610% due 10/10/13[a]	561,777
110,000	6.000% due 4/18/36[a]	118,607
	FICO Strip:
2,000,000	Debentures, zero coupon bond to yield 5.280% due 3/7/19[a,e]	1,231,652
910,000	Notes, zero coupon bond to yield 5.290% due 9/26/19[a,e]	543,277
780,000	Tennessee Valley Authority, 5.980% due 4/1/36[a]	904,298
	Total U.S. Government Agencies	6,309,664

See Notes to Financial Statements.

18	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
	U.S. Government Obligations — 9.6%
	U.S. Treasury Bonds:
$100,000	7.500% due 11/15/16[a]	$129,024
10,000	4.625% due 2/15/17[a]	10,783
540,000	8.875% due 8/15/17[a]	763,257
435,000	4.500% due 2/15/36[a]	444,822
1,480,000	4.750% due 2/15/37[a]	1,577,127
1,400,000	5.000% due 5/15/37[a]	1,551,047
	U.S. Treasury Notes:
40,000	3.750% due 5/15/08[a]	40,206
7,890,000	4.500% due 3/31/09[a]	8,106,360
70,000	4.625% due 7/31/09[a]	72,581
90,000	4.500% due 11/15/10[a]	95,477
4,540,000	4.625% due 10/31/11[a]	4,878,729
1,450,000	4.750% due 1/31/12[a]	1,568,379
1,090,000	4.500% due 3/31/12[a]	1,169,366
100,000	4.875% due 6/30/12[a]	108,852
3,340,000	4.625% due 7/31/12[a]	3,604,331
3,580,000	4.125% due 8/31/12[a]	3,788,370
13,000	5.125% due 5/15/16[a]	14,494
240,000	4.750% due 8/15/17[a]	261,338
	U.S. Treasury Strip Principal (STRIPS):
4,570,000	Zero coupon bond to yield 5.410% due 11/15/21[a]	2,494,237
100,000	Zero coupon bond to yield 5.262% due 5/15/30[a]	36,526
	Total U.S. Government Obligations	30,715,306
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $35,149,242)	37,024,970
U.S. TREASURY INFLATION PROTECTED SECURITIES — 4.4%
	U.S. Treasury Bonds, Inflation Indexed:
574,122	2.375% due 1/15/25[a]	633,194
815,230	2.000% due 1/15/26[a]	855,037
1,250,412	2.375% due 1/15/27[a]	1,392,061
281,217	3.875% due 4/15/29[a]	390,760
59,194	3.375% due 4/15/32[a]	80,170
	U.S. Treasury Notes, Inflation Indexed:
25,626	3.875% due 1/15/09[a]	26,527
177,475	0.875% due 4/15/10[a]	179,625
201,153	2.375% due 4/15/11[a]	213,348
39,804	2.000% due 1/15/14[a]	42,460
75,624	1.875% due 7/15/15[a]	79,978

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
$222,335	2.000% due 1/15/16[a]	$236,892
697,155	2.500% due 7/15/16[a]	771,719
135,461	2.375% due 1/15/17[a]	148,732
3,589,206	2.625% due 7/15/17[a]	4,026,924
4,944,959	1.750% due 1/15/28[a]	4,988,182
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $13,093,881)	14,065,609
SHARES
PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
	Thrifts & Mortgage Finance — 0.6%
40,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%[a]	1,074,000
1,100	Federal National Mortgage Association (FNMA), 7.000%[a,c]	54,794
28,000	Federal National Mortgage Association (FNMA), 8.250%[a]	739,760
	TOTAL PREFERRED STOCKS (Cost — $1,758,520)	1,868,554
CONVERTIBLE PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%
	Thrifts & Mortgage Finance — 0.0%
1	Federal National Mortgage Association (FNMA), 5.375% due 1/5/08[a,d] (Cost — $95,000)	82,838
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $373,901,167)	372,751,753

See Notes to Financial Statements.

20	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CORE BOND FUND
FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 12.1%
	U.S. Government Agencies — 0.5%
	Federal National Mortgage Association (FNMA), Discount Notes:
$485,000	4.716% – 5.135% due 3/17/08[g]	$482,005
865,000	2.650% – 5.203% due 3/17/08[g,h]	860,541
151,000	4.280% – 4.317% due 3/26/08[g,h]	150,043
	TOTAL U.S. GOVERNMENT AGENCIES	1,492,589
	Repurchase Agreement — 11.6%
37,209,000	Morgan Stanley tri-party repurchase agreement dated 1/31/08, 2.800% due 2/1/08; Proceeds at maturity — $37,211,894; (Fully collateralized by U.S. government agency obligation, 0.000% due 7/15/20; Market value — $38,145,289)	37,209,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $38,701,589)	38,701,589
	TOTAL INVESTMENTS — 128.3% (Cost — $412,602,756#)	411,453,342
	Liabilities in Excess of Other Assets — (28.3)%	(90,737,278)
	TOTAL NET ASSETS — 100.0%	$320,716,064

[a]	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts and securities traded on a to-be-announced (“TBA”) basis.

[b]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

[c]	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

[d]	Security has no maturity date. The date shown represents the next call date.

[e]	Illiquid security.

[f]	This security is traded on a TBA basis (See Note 1).

[g]	Rate shown represents yield-to-maturity.

[h]	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations	used in this schedule:
ARM	—	Adjustable Rate Mortgage
GO	—	General Obligation
HELOC	—	Home Equity Line of Credit
IO	—	Interest Only
MASTR	—	Mortgage Asset Securitization Transactions Inc.
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF OPTIONS WRITTEN
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
77	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	$111.00	$443,953
15	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	112.00	71,250
75	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	113.50	9,375
79	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	121.00	45,435
	TOTAL OPTIONS WRITTEN (Premiums received — $144,012)			$570,013

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

January 31, 2008

ASSETS:
Investments, at value (Cost — $375,393,756)	$374,244,342
Repurchase agreement, at value (Cost — $37,209,000)	37,209,000
Cash	631
Receivable for securities sold	33,657,766
Interest receivable	2,152,042
Receivable for Fund shares sold	832,008
Receivable from broker — variation margin on open futures contracts	96,028
Unrealized appreciation on swaps	35,644
Deposits with brokers for open futures contracts	33,264
Principal paydown receivable	16,390
Interest receivable for open swap contracts	3,516
Prepaid expenses	42,185
Total Assets	448,322,816
LIABILITIES:
Payable for securities purchased	125,463,117
Payable for Fund shares repurchased	787,480
Options written, at value (premium received $144,012)	570,013
Distributions payable	252,193
Premium paid for open swaps	169,687
Investment management fee payable	146,889
Distribution fees payable	107,388
Trustees’ fees payable	20,716
Deferred compensation payable	16,890
Accrued expenses	72,379
Total Liabilities	127,606,752
TOTAL NET ASSETS	$320,716,064
NET ASSETS:
Par value (Note 6)	$274
Paid-in capital in excess of par value	319,919,650
Overdistributed net investment income	(157,595)
Accumulated net realized gain on investments, futures contracts, options written and swap contracts	1,904,215
Net unrealized depreciation on investments, futures contracts, options written and swap contracts	(950,480)
TOTAL NET ASSETS	$320,716,064
Shares Outstanding:
Class A	18,488,853
Class B	2,948,921
Class C	5,888,732
Class R	43,571
Net Asset Value:
Class A (and redemption price)	$11.72
Class B*	$11.70
Class C*	$11.72
Class R	$11.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.24

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

22	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2008

INVESTMENT INCOME:
Interest	$7,814,996
Dividends	3,058
Total Investment Income	7,818,054
EXPENSES:
Investment management fee (Note 2)	777,593
Distribution fees (Note 4)	586,028
Transfer agent fees (Note 4)	43,632
Shareholder reports (Note 4)	33,669
Registration fees	30,225
Legal fees	24,346
Audit and tax	19,783
Custody fees	2,890
Insurance	2,701
Trustees’ fees	1,573
Miscellaneous expenses	3,278
Total Expenses	1,525,718
Less: Fees paid indirectly (Note 1)	(952)
Net Expenses	1,524,766
NET INVESTMENT INCOME	$6,293,288
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND SWAP CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	5,590,242
Futures contracts	(960,545)
Options written	197,268
Swap contracts	797
Net Realized Gain	4,827,762
Change in Net Unrealized Appreciation/Depreciation From:
Investments	572,835
Futures contracts	495,553
Options written	(375,823)
Swap contracts	35,644
Change in Net Unrealized Appreciation/Depreciation	728,209
Net Gain on Investments, Futures Contracts, Options Written and Swap Contracts	5,555,971
INCREASE IN NET ASSETS FROM OPERATIONS	$11,849,259

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	23

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (unaudited) AND THE YEAR ENDED JULY 31, 2007	2008	2007
OPERATIONS:
Net investment income	$6,293,288	$8,881,024
Net realized gain	4,827,762	7,114,963
Change in net unrealized appreciation/depreciation	728,209	(2,996,256)
Increase from payment by affiliate	—	139,147
Increase in Net Assets From Operations	11,849,259	13,138,878
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(6,286,409)	(8,989,041)
Decrease in Net Assets From Distributions to Shareholders	(6,286,409)	(8,989,041)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	59,108,095	83,434,476
Reinvestment of distributions	4,865,187	6,172,500
Cost of shares repurchased	(42,790,994)	(60,779,337)
Net assets of shares issued in connection with merger (Note 8)	75,488,923	—
Increase in Net Assets From Fund Share Transactions	96,671,211	28,827,639
INCREASE IN NET ASSETS	102,234,061	32,977,476
NET ASSETS:
Beginning of period	218,482,003	185,504,527
End of period*	$320,716,064	$218,482,003
* Includes overdistributed net investment income of	$(157,595)	$(164,474)

See Notes to Financial Statements.

24	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$11.50	$11.22	$11.52	$11.52	$11.33	$11.16
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.27	0.54	0.58	0.58	0.62	0.61
Net realized and unrealized gain (loss)	0.22	0.29	(0.31)	0.04	0.18	0.19
Total income from operations	0.49	0.83	0.27	0.62	0.80	0.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.55)	(0.57)	(0.62)	(0.61)	(0.61)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.27)	(0.55)	(0.57)	(0.62)	(0.61)	(0.63)
NET ASSET VALUE, END OF PERIOD	$11.72	$11.50	$11.22	$11.52	$11.52	$11.33
Total return[3]	4.31%	7.43%[4]	2.45%	5.45%	7.20%	7.26%
NET ASSETS, END OF PERIOD (000s)	$216,697	$124,513	$86,798	$78,455	$55,985	$52,641
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.90%[5]	1.01%[6]	1.03%	1.07%	1.04%	1.04%
Net expenses	0.90 [5,7]	1.01 [6,8]	1.02 [8]	1.06 [8]	1.04	1.04
Net investment income	4.64 [5]	4.66	5.16	4.99	5.38	5.32
PORTFOLIO TURNOVER RATE	39%[9]	373%[9]	249%[9]	2%	0%[10]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.99%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 264%, 586% and 258% for the period ended January 31, 2008 and the years ended July 31, 2007 and 2006, respectively.

[10]	Amount represents less than 0.5%.

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	25

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$11.48	$11.20	$11.51	$11.51	$11.33	$11.16
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.23	0.48	0.52	0.52	0.56	0.55
Net realized and unrealized gain (loss)	0.22	0.28	(0.31)	0.04	0.18	0.19
Total income from operations	0.45	0.76	0.21	0.56	0.74	0.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.48)	(0.52)	(0.56)	(0.56)	(0.55)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.23)	(0.48)	(0.52)	(0.56)	(0.56)	(0.57)
NET ASSET VALUE, END OF PERIOD	$11.70	$11.48	$11.20	$11.51	$11.51	$11.33
Total return[3]	3.99%	6.83%[4]	1.88%	4.90%	6.57%	6.72%
NET ASSETS, END OF PERIOD (000s)	$34,515	$36,521	$49,898	$83,070	$87,037	$101,173
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.51%[5]	1.59%[6]	1.58%	1.59%	1.57%	1.56%
Net expenses	1.51 [5,7]	1.58 [6,8]	1.56 [8]	1.57 [8]	1.57	1.56
Net investment income	4.03 [5]	4.10	4.59	4.48	4.85	4.80
PORTFOLIO TURNOVER RATE	39%[9]	373%[9]	249%[9]	2%	0%[10]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.56%.

[7]	There was no impact to the expense ratio as a result of fees indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 264%, 586% and 258% for the period ended January 31, 2008, and the years ended July 31, 2007 and 2006, respectively.

[10]	Amount represents less than 0.5%.

See Notes to Financial Statements.

26	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$11.49	$11.21	$11.52	$11.51	$11.33	$11.16
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.24	0.49	0.53	0.52	0.57	0.55
Net realized and unrealized gain (loss)	0.23	0.29	(0.32)	0.05	0.17	0.20
Total income from operations	0.47	0.78	0.21	0.57	0.74	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.50)	(0.52)	(0.56)	(0.56)	(0.56)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.24)	(0.50)	(0.52)	(0.56)	(0.56)	(0.58)
NET ASSET VALUE, END OF PERIOD	$11.72	$11.49	$11.21	$11.52	$11.51	$11.33
Total return[3]	4.16%	6.94%[4]	1.88%	5.04%	6.61%	6.77%
NET ASSETS, END OF PERIOD (000s)	$68,993	$57,187	$48,809	$56,718	$52,012	$54,316
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.37%[5]	1.47%[6]	1.50%	1.56%	1.52%	1.53%
Net expenses	1.37 [5,7]	1.47 [6,8]	1.48 [8]	1.54 [8]	1.52	1.53
Net investment income	4.16 [5]	4.20 [8]	4.68	4.51	4.90	4.83
PORTFOLIO TURNOVER RATE	39%[9]	373%[9]	249%[9]	2%	0%[10]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.45%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 264%, 586% and 258% for the period ended January 31, 2008, and the years ended July 31, 2007 and 2006, respectively.

[10]	Amount represents less than 0.5%.

See Notes to Financial Statements.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	27

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.49	$11.73
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.26	0.28
Net realized and unrealized gain (loss)	0.23	(0.21)
Total income from operations	0.49	0.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.31)
Total distributions	(0.26)	(0.31)
NET ASSET VALUE, END OF PERIOD	$11.72	$11.49
Total return[4]	4.29%	0.55%[5]
NET ASSETS, END OF PERIOD (000s)	$511	$261
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.11%[6]	1.45%[6,7]
Net expenses	1.11 [6,8]	1.44 [6,7]
Net investment income	4.44 [6]	4.35 [6]
PORTFOLIO TURNOVER RATE	39%[9]	373%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2008 (unaudited).

[3]	For the period December 28, 2006 (inception date) to July 31, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.43%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 264% and 586% for the period ended January 31, 2008, and the year ended July 31, 2007, respectively.

See Notes to Financial Statements.

28	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Core Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates,

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

exchange rates or securities markets, also, as a substitute for buying and selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In

30	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Stripped securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and market risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequence of political, social, economic or diplomatic change may have disruption effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of full amount accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(i) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment

32	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(m) Fees paid indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Next $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the year ended July 31, 2007, LMPFA reimbursed the Fund in the amount of $139,147 for losses incurred resulting from an investment transaction error.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s

34	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2008, LMIS and its affiliates received sales charges of approximately $9,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2008, CDSCs paid to CGM and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$1,000	$25,000	$4,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of January 31, 2008, the Fund had accrued $16,890 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

3. Investments

During the six months ended January 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$26,554,886	$901,823,377
Sales	17,681,168	874,748,643

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,994,914
Gross unrealized depreciation	(7,144,328)
Net unrealized depreciation	$(1,149,414)

At January 31, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Eurodollar	36	3/08	$8,605,008	$8,738,550	$133,542
Eurodollar	26	6/08	6,156,553	6,338,150	181,597
Eurodollar	23	9/08	5,542,494	5,609,413	66,919
U.S. Treasury Bonds	120	3/08	14,088,641	14,317,500	228,859
U.S. Treasury 5 Year Notes	474	3/08	52,543,969	53,562,000	1,018,031
					1,628,948
Contracts to Sell:
U.S. Treasury 2 Year Notes	15	3/08	3,145,830	3,198,281	(52,451)
U.S. Treasury 10 Year Notes	303	3/08	34,378,576	35,365,782	(987,206)
					(1,039,657)
Net Unrealized Gain on Open Futures Contracts					$589,291

During the six months ended January 31, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
Options written, outstanding July 31, 2007	49	$17,197
Options written	617	383,383
Options closed	(371)	(239,371)
Options expired	(49)	(17,197)
Options written, outstanding January 31, 2008	246	144,012

36	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

At January 31, 2008, the Fund held TBA securities with a total cost of $92,746,143.

At January 31, 2008, the Fund was invested in the following credit default swap contracts.

Swap Counterparty:	Credit Suisse First Boston Inc.
Effective Date:	1/09/2008
Reference Entity:	ABX.HE.AAA.06-1
Notional Amount:	$800,000
Payments received by the Fund	0.18% monthly
Payments made by the Fund	Payment only if credit event occurs
Termination Date:	7/25/2045
Unrealized Appreciation as of January 31, 2008	$13,760

Swap Counterparty:	Lehman Brothers Inc.
Effective Date:	1/22/2008
Reference Entity:	CDX.NA.IG.9
Notional Amount:	$4,700,000
Payments received by the Fund	0.60% quarterly
Payments made by the Fund	Payment only if credit event occurs
Termination Date:	12/20/2012
Unrealized Appreciation as of January 31, 2008	$21,884

At January 31, 2008, the Fund had total unrealized appreciation of $35,644 from swap contracts.

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class B, Class C and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, Class C and Class R shares calculated at the annual rate of 0.50%, 0.45% and 0.25% of the average daily net assets of each Class, respectively. Distribution fees are accrued and paid monthly.

For the six months ended January 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$228,911	$19,345	$12,761
Class B	131,744	15,024	11,845
Class C	224,425	9,263	9,061
Class R	948	—	2
Total	$586,028	$43,632	$33,669

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

5. Distributions to shareholders by class

	SIX MONTHS ENDED JANUARY 31, 2008	YEAR ENDED JULY 31, 2007
Net Investment Income
Class A	$4,238,191	$4,901,619
Class B	707,473	1,803,267
Class C	1,332,327	2,282,940
Class R*	8,418	1,215
Total	$6,286,409	$8,989,041

*	For the period December 28, 2006 (inception date) to July 31, 2007.

6. Shares of beneficial interest

At January 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JANUARY 31, 2008		YEAR ENDED JULY 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	3,491,050	$40,576,498	5,328,172	$62,082,298
Shares issued on reinvestment	303,790	3,530,816	300,689	3,502,536
Shares repurchased	(2,675,747)	(31,048,595)	(2,536,894)	(29,530,474)
Shares issued with merger	6,541,112	75,488,923	—	—
Net increase	7,660,205	$88,547,642	3,091,967	$36,054,360
Class B
Shares sold	296,372	$3,443,539	324,342	$3,781,355
Shares issued on reinvestment	39,047	452,703	96,433	1,122,074
Shares repurchased	(567,737)	(6,577,205)	(1,694,203)	(19,657,881)
Net decrease	(232,318)	$(2,680,963)	(1,273,428)	$(14,754,452)
Class C
Shares sold	1,278,365	$14,807,304	1,490,902	$17,302,002
Shares issued on reinvestment	75,199	873,247	132,810	1,546,675
Shares repurchased	(441,563)	(5,118,343)	(1,000,462)	(11,582,108)
Net increase	912,001	$10,562,208	623,250	$7,266,569
Class R*
Shares sold	24,226	$280,754	23,340	$268,821
Shares issued on reinvestment	725	8,421	105	1,215
Shares repurchased	(4,052)	(46,851)	(773)	(8,874)
Net increase	20,899	$242,324	22,672	$261,162

*	For the period December 28, 2006 (inception date) to July 31, 2007.

38	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

7. Capital loss carryforward

On July 31, 2007 the Fund had a net capital loss carryforward of approximately $2,664,841 which expires on July 31, 2013. This amount will be available to offset like amounts of any future taxable gains.

8. Transfer of net assets

As of close of business on September 21, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Core Bond Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by Acquired Fund’s shareholders. Total shares issued by the Fund and the total net assets of the Acquired Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE ACQUIRED FUND
Legg Mason Core Bond Fund	6,541,112	$75,488,923

The total net assets of the Fund on the date of the transfer were $225,127,256. The total net assets of the Acquired Fund before acquisition included unrealized depreciation of $1,015,052, accumulated net realized loss of $1,176,206 and accumulated net investment loss of $52,142. Total net assets of the Fund immediately after the transfer were $300,616,179. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	39

Notes to financial statements (unaudited) continued

things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

40	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	41

Notes to financial statements (unaudited) continued

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have filed a notice of appeal.

11. Other matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

42	Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

12. Recent accounting pronouncement

On September 20, 2006, the Financial Accounting Standard Board released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157.

Legg Mason Partners Core Bond Fund 2008 Semi-Annual Report	43

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Core Bond Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board Approval of Management Agreement and Sub-Advisory Agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

44	Legg Mason Partners Core Bond Fund

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the

Legg Mason Partners Core Bond Fund	45

Board approval of management and subadvisory agreements (unaudited) (continued)

Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as intermediate investment-grade debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5- year periods ended June 30, 2007 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Contractual Management Fees and the actual fees paid (the “Actual Management Fee”), and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Actual Management Fee with respect to the Fund takes into account certain waivers and reimbursements. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadvisers’ fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues

46	Legg Mason Partners Core Bond Fund

received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees, as well as its actual total expense ratio, to its Expense Group, consisted of a group of retail front-end load funds (including the Fund) classified as intermediate investment-grade debt funds and chosen by Lipper to be comparable to the Fund, and showed that the Fund’s Contractual Fee was at the median, and the Actual Management Fee and the Fund’s actual total expense ratio were above the median. The Board noted, however, that the Contractual Management Fee rate recently had been reduced from 65 basis points to 55 basis points, and that the full benefit of that reduction was not reflected in the Lipper Report.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager Profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

Legg Mason Partners Core Bond Fund	47

Board approval of management and subadvisory agreements (unaudited) (continued)

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other Benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

48	Legg Mason Partners Core Bond Fund

Legg Mason Partners Core Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund

Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public

accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Core Bond Fund

The Fund is a separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS CORE BOND FUND

Legg Mason Partners Funds

55 Water Street

32nd Floor

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007 based on 12/31/06 assets under management, according to Pension & Investments, May 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01627 3/08 SR08-526

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer Legg Mason Partners Income Trust

Date: April 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer Legg Mason Partners Income Trust

Date: April 1, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer Legg Mason Partners Income Trust

Date: April 1, 2008